Investment	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Investment

Note 9 – Investment

In 2018, the Company invested RMB 7,140,000 (approximately $1,038,000) in Zhongcang Warehouse Co., Ltd. (“Zhongcang”), a PRC company that engages in providing storage services, in exchange for a 34% equity interest. As the Company has significant influence over the investee through its representation on the board, the investment in Zhongcang was accounted for using the equity method.

On December 20, 2018, the Company sold 14% of its equity interest in Zhongcang to Nanjing Zhonghao Culture Media Co., Ltd. for RMB 2,940,000 (approximately $427,400), for which no gain or loss was recognized on the sale. The Company’s holding in Zhongcang was reduced to 20%.

In May 2019, the Company sold another 2% of its remaining equity interest in Zhongcang to Nanjing Zhonghao Culture Media Co., Ltd. for RMB 420,000 (approximately $61,400), for which no gain or loss was recognized on the sale. As a result, the Company no longer has significant influence over the investee, and the investment in Zhongcang is accounted for using the cost method.